Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 2,513	¥ 2,748	¥ 2,988
Remeasurement	178	18	97
Write-offs	(284)	(253)	(345)
Exchange differences on translating foreign operations	2	0	8
Balance at end of year	¥ 2,409	¥ 2,513	¥ 2,748